VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.9%
U.S. Treasury Notes
5.000%, 8/31/25(1)	$ 6,390	$ 6,395
4.625%, 6/30/26	10,590	10,652
4.000%, 7/31/29	9,735	9,826
Total U.S. Government Securities (Identified Cost $26,698)		26,873

Foreign Government Securities—0.8%
Dominican Republic
144A 5.500%, 2/22/29(2)	287	286
RegS 6.950%, 3/15/37(3)	499	509
Federative Republic of Brazil 6.625%, 3/15/35	503	508
Republic of Guatemala 144A 6.600%, 6/13/36(2)	80	81
Republic of Philippines
4.375%, 3/5/30	140	140
4.750%, 3/5/35	140	137
Republic of South Africa 5.875%, 9/16/25	265	265
Romania Government International Bond
144A 5.875%, 1/30/29(2)	1,005	1,010
144A 7.125%, 1/17/33(2)	485	504
Total Foreign Government Securities (Identified Cost $3,443)		3,440

Mortgage-Backed Securities—26.4%
Agency—5.0%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	2,503	2,575
Pool #SD3238 5.500%, 12/1/52	1,062	1,065
Pool #SD8309 6.000%, 3/1/53	3,091	3,145
Pool #SD8350 6.000%, 8/1/53	1,698	1,728
Federal National Mortgage Association
Pool #AC3654 5.000%, 10/1/39	50	51
Pool #AD3841 4.500%, 4/1/40	15	15
Pool #AD6058 4.000%, 8/1/25	—(4)	—(4)
Pool #AL7532 3.000%, 11/1/27	45	44
Pool #AO5149 3.000%, 6/1/27	14	14
Pool #AS5730 3.000%, 9/1/30	193	189
Pool #FA0685 6.000%, 1/1/55	2,675	2,720
Pool #FS4438 5.000%, 11/1/52	1,907	1,878
Pool #FS8791 6.000%, 8/1/54	1,945	1,983
	Par Value	Value

Agency—continued
Pool #MA0908 4.000%, 11/1/31	$ 58	$ 57
Pool #MA3663 3.500%, 5/1/49	144	131
Pool #MA4805 4.500%, 11/1/52	1,978	1,895
Pool #MA5072 5.500%, 7/1/53	1,833	1,835
Pool #MA5139 6.000%, 9/1/53	3,492	3,554
		22,879

Non-Agency—21.4%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(2)(5)	312	299
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 6.043%, 6/15/40(2)(5)	1,525	1,533
AMSR Trust 2021-SFR2, C 144A 1.877%, 8/17/38(2)	1,010	971
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(2)(5)	489	464
2020-R1, A2 144A 1.247%, 4/25/53(2)(5)	325	309
2021-8, A1 144A 1.820%, 11/25/66(2)(5)	1,784	1,585
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(5)	593	579
2020-1, A1B 144A 2.100%, 3/25/55(2)	550	527
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.231%, 3/15/37(2)(5)	1,160	1,096
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 5.609%, 7/15/37(2)(5)	1,350	1,317
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(2)(5)	183	179
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.703%, 3/15/41(2)(5)	971	972
BX Trust
2019-OC11, A 144A 3.202%, 12/9/41(2)	460	429
2019-OC11, B 144A 3.605%, 12/9/41(2)	951	897
2019-OC11, D 144A 4.075%, 12/9/41(2)(5)	860	804
2022-CLS, A 144A 5.760%, 10/13/27(2)	1,721	1,742
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.855%, 3/15/30(2)(5)	895	887
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 6.932%, 9/15/38(2)(5)	825	826
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(2)(5)	156	143
See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2016-SH2, M2 144A 3.750%, 12/25/45(2)(5)	$ 289	$ 268
Citigroup Mortgage Loan Trust, Inc.
2019-RP1, A1 144A 3.500%, 1/25/66(2)(5)	784	765
2025-INV1, A2 144A 6.000%, 1/25/55(2)(5)	761	768
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(2)(5)	1,200	1,174
2022-4, A1 144A 4.301%, 3/25/67(2)(5)	481	480
2023-3, A1 144A 7.180%, 9/25/68(2)(5)	804	816
2023-4, A1 144A 7.163%, 10/25/68(2)(5)	735	746
2024-5, A1 144A 5.123%, 8/25/69(2)(5)	962	958
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(2)	1,590	1,588
2015-CR24, AM 4.028%, 8/10/48(5)	1,050	1,048
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(2)(5)	1,411	1,374
2020-RPL4, A1 144A 2.000%, 1/25/60(2)(5)	3,316	2,989
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(2)(5)	76	70
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(2)(5)	120	114
2020-2, A1 144A 1.178%, 10/25/65(2)(5)	1,040	974
2021-1, A2 144A 1.003%, 2/25/66(2)(5)	366	315
ELM Trust 2024-ELM, A10 144A 5.994%, 6/10/39(2)(5)	907	917
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/41(2)(5)	895	904
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(2)	540	521
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(2)(5)	30	27
2019-2, A52 144A 3.500%, 6/25/59(2)(5)	261	238
GCAT Trust
2020-NQM1, A1 144A 3.247%, 1/25/60(2)(5)	1,273	1,249
2023-NQM2, A1 144A 5.837%, 11/25/67(2)(5)	909	907
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(5)	1,426	1,302
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(5)	1,396	1,401
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.649%, 1/13/40(2)(5)	1,720	1,773
	Par Value	Value

Non-Agency—continued
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.446%, 1/25/63(2)(5)	$ 722	$ 703
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(2)(5)	89	84
2015-1, AM1 144A 5.665%, 12/25/44(2)(5)	24	24
2015-5, A2 144A 5.925%, 5/25/45(2)(5)	127	126
2017-3, 2A2 144A 2.500%, 8/25/47(2)(5)	135	119
2017-5, A1 144A 4.921%, 10/26/48(2)(5)	69	69
2024-CES1, A1A 144A 5.919%, 6/25/54(2)(5)	653	657
2025-CES1, A1 144A 5.666%, 5/25/55(2)(5)	801	804
2025-CES2, A1 144A 5.592%, 6/25/55(2)(5)	1,009	1,014
2025-NQM2, A1 144A 5.567%, 9/25/65(2)(5)	885	888
LHOME Mortgage Trust 2024-RTL1, A1 144A 7.017%, 1/25/29(2)(5)	500	504
MetLife Securitization Trust
2018-1A, A 144A 3.750%, 3/25/57(2)(5)	1,294	1,256
2019-1A, A1A 144A 3.750%, 4/25/58(2)(5)	1,269	1,247
MFA Trust
2024-NQM2, A1 144A 5.272%, 8/25/69(2)(5)	1,069	1,065
2020-NQM3, A1 144A 1.014%, 1/26/65(2)(5)	406	381
2021-INV1, A1 144A 0.852%, 1/25/56(2)(5)	280	270
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(5)	964	949
2019-GS2, A1 144A 2.750%, 8/25/59(2)(5)	1,132	1,095
2021-NMR1, A1 144A 1.125%, 11/25/60(2)(5)	346	330
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	775	807
Morgan Stanley Residential Mortgage Loan Trust
2014-1A, B2 144A 5.962%, 6/25/44(2)(5)	83	83
2024-INV4, A1 144A 6.000%, 9/25/54(2)(5)	487	491
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(2)(5)	340	330
2015-2A, A1 144A 3.750%, 8/25/55(2)(5)	357	347
2016-3A, A1 144A 3.750%, 9/25/56(2)(5)	216	208
2016-4A, A1 144A 3.750%, 11/25/56(2)(5)	887	850
2017-2A, A3 144A 4.000%, 3/25/57(2)(5)	578	558

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2014-3A, AFX3 144A 3.750%, 11/25/54(2)(5)	$ 822	$ 792
2016-2A, A1 144A 3.750%, 11/26/35(2)(5)	463	448
2018-1A, A1A 144A 4.000%, 12/25/57(2)(5)	1,413	1,378
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(2)	1,582	1,483
OBX Trust
2023-NQM10, A1 144A 6.465%, 10/25/63(2)(5)	339	341
2023-NQM5, A1A 144A 6.567%, 6/25/63(2)(5)	512	516
2023-NQM9, A1 144A 7.159%, 10/25/63(2)(5)	1,837	1,867
2024-HYB1, A1 144A 3.646%, 3/25/53(2)(5)	860	847
2024-HYB2, A1 144A 3.677%, 4/25/53(2)(5)	837	836
2024-NQM1, A1 144A 5.928%, 11/25/63(2)(5)	346	347
2024-NQM3, A1 144A 6.129%, 12/25/63(2)(5)	743	749
2025-NQM4, A1 144A 5.400%, 2/25/55(2)(5)	998	998
2018-1, A2 (1 month Term SOFR + 0.764%) 144A 5.084%, 6/25/57(2)(5)	64	63
PMT Loan Trust 2024-INV2, A1 144A 6.000%, 12/25/59(2)(5)	734	740
PRET Trust 2025-NPL1, A1 144A 6.063%, 2/25/55(2)(5)	618	620
Progress Residential Trust
2021-SFR3, C 144A 2.088%, 5/17/26(2)	500	491
2021-SFR3, D 144A 2.288%, 5/17/26(2)	1,010	992
Provident Funding Mortgage Trust 2025-1, A3 144A 5.500%, 2/25/55(2)(5)	599	601
RCKT Mortgage Trust
2023-CES2, A1A 144A 6.808%, 9/25/43(2)(5)	457	462
2024-CES8, A1A 144A 5.490%, 11/25/44(2)(5)	648	649
2024-CES9, A1A 144A 5.582%, 12/25/44(2)(5)	898	902
Residential Mortgage Loan Trust 2020-1, A1 144A 2.376%, 1/26/60(2)(5)	400	396
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/41(2)(5)	1,150	1,172
RIDE 2025-SHRE, B 144A 6.020%, 2/14/47(2)(5)	900	913
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(2)	1,155	1,182
2024-CNTR, C 144A 6.471%, 11/13/41(2)	465	482
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(2)(5)	52	49
2021-3, A1 144A 1.127%, 6/25/56(2)(5)	805	705
	Par Value	Value

Non-Agency—continued
THPT Mortgage Trust 2023-THL, A 144A 7.227%, 12/10/34(2)(5)	$ 1,405	$ 1,429
Towd Point Mortgage Trust
2016-2, M2 144A 3.000%, 8/25/55(2)(5)	3,370	3,228
2017-1, A2 144A 3.500%, 10/25/56(2)(5)	854	847
2018-2, A2 144A 3.500%, 3/25/58(2)(5)	1,565	1,522
2018-3, A1 144A 3.750%, 5/25/58(2)(5)	1,334	1,307
2018-6, A1A 144A 3.750%, 3/25/58(2)(5)	426	422
2019-1, A1 144A 3.750%, 3/25/58(2)(5)	209	203
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 6.034%, 5/25/58(2)(5)	1,450	1,455
2024-1, A1 144A 4.824%, 3/25/64(2)(5)	773	785
2017-6, A2 144A 3.000%, 10/25/57(2)(5)	1,170	1,117
Verus Securitization Trust
2022-7, A1 144A 5.152%, 7/25/67(2)(5)	2,319	2,334
2023-1, A1 144A 5.850%, 12/25/67(2)(5)	761	760
2023-8, A1 144A 6.259%, 12/25/68(2)(5)	583	588
2024-3, A1 144A 6.338%, 4/25/69(2)(5)	1,120	1,132
2020-1, A1 144A 3.417%, 1/25/60(2)(5)	2,004	1,966
2020-4, A1 144A 2.502%, 5/25/65(2)(5)	242	237
2021-R1, A1 144A 0.820%, 10/25/63(2)(5)	403	389
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(2)(5)	509	502
2021-1R, A1 144A 1.280%, 5/25/56(2)	887	822
Wells Fargo Commercial Mortgage Trust 2015-P2, A3 3.541%, 12/15/48	469	467
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(2)(5)	233	198
		97,235

Total Mortgage-Backed Securities (Identified Cost $121,494)		120,114

Asset-Backed Securities—32.9%
Automobiles—16.4%
ACM Auto Trust 2024-2A, A 144A 6.060%, 2/20/29(2)	449	451
American Credit Acceptance Receivables Trust
2022-1, E 144A 3.640%, 3/13/28(2)	1,090	1,087

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2024-4, C 144A 4.910%, 8/12/31(2)	$ 1,080	$ 1,083
2025-1, C 144A 5.090%, 8/12/31(2)	1,320	1,332
American Heritage Auto Receivables Trust 2024-1A, A3 144A 4.900%, 9/17/29(2)	1,060	1,060
Arivo Acceptance Auto Loan Receivables Trust
2022-2A, A 144A 6.900%, 1/16/29(2)	207	209
2024-1A, B 144A 6.870%, 6/17/30(2)	1,169	1,197
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(2)	400	395
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(2)	1,750	1,699
(AESOP) 2021-1A, D 144A 4.080%, 2/20/28(2)	1,185	1,145
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(2)	1,181	1,196
Bridgecrest Lending Auto Securitization Trust
2025-1, C 5.150%, 12/17/29	955	959
2025-2, D 5.620%, 3/17/31	1,150	1,163
Carvana Auto Receivables Trust
2020-P1, B 0.920%, 11/9/26	288	288
2021-N1, C 1.300%, 1/10/28	173	169
2021-N2, C 1.070%, 3/10/28	230	223
2021-N3, D 1.580%, 6/12/28	254	246
2021-P3, B 1.420%, 8/10/27	700	673
2022-N1, C 144A 3.320%, 12/11/28(2)	227	223
2022-N1, D 144A 4.130%, 12/11/28(2)	248	245
2023-N1, C 144A 5.920%, 7/10/29(2)	1,109	1,118
2023-N4, C 144A 6.590%, 2/11/30(2)	1,005	1,035
2024-N1, B 144A 5.630%, 5/10/30(2)	1,330	1,346
2024-N2, A3 144A 5.710%, 7/10/28(2)	1,060	1,067
CIG Auto Receivables Trust 2021-1A, D 144A 2.110%, 4/12/27(2)	367	366
Consumer Portfolio Services Auto Trust 2025-A, C 144A 5.250%, 4/15/31(2)	1,000	1,011
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(2)	972	991
2024-A, C 144A 5.740%, 4/15/30(2)	990	998
2024-C, C 144A 5.760%, 10/15/30(2)	1,045	1,059
	Par Value	Value

Automobiles—continued
Credit Acceptance Auto Loan Trust
2023-2A, A 144A 5.920%, 5/16/33(2)	$ 810	$ 812
2024-1A, A 144A 5.680%, 3/15/34(2)	800	810
Drive Auto Receivables Trust 2024-1, C 5.430%, 11/17/31	1,035	1,049
DT Auto Owner Trust 2023-3A, C 144A 6.400%, 5/15/29(2)	1,095	1,112
Exeter Automobile Receivables Trust
2022-3A, C 5.300%, 9/15/27	431	432
2023-2A, B 5.610%, 9/15/27	145	145
2023-5A, B 6.580%, 4/17/28	791	796
2024-5A, B 4.480%, 4/16/29	1,085	1,084
FHF Issuer Trust
2024-1A, A2 144A 5.690%, 2/15/30(2)	792	800
2024-1A, B 144A 6.260%, 3/15/30(2)	1,000	1,032
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(2)	356	359
FinBe USA Trust 2025-1A, A 144A 5.700%, 12/15/28(2)	1,270	1,271
First Investors Auto Owner Trust 2021-2A, C 144A 1.470%, 11/15/27(2)	1,584	1,563
Flagship Credit Auto Trust 2024-3, B 144A 5.350%, 7/16/29(2)	1,070	1,080
Foursight Capital Automobile Receivables Trust
2023-1, A3 144A 5.390%, 12/15/27(2)	344	345
2023-2, A2 144A 5.990%, 5/15/28(2)	247	249
GLS Auto Receivables Issuer Trust
2021-3A, E 144A 3.200%, 10/16/28(2)	1,180	1,156
2022-2A, C 144A 5.300%, 4/17/28(2)	464	464
2022-2A, D 144A 6.150%, 4/17/28(2)	1,775	1,791
2025-1A, D 144A 5.610%, 11/15/30(2)	1,150	1,169
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(2)	1,315	1,346
2023-2A, A3 144A 6.380%, 2/15/29(2)	805	823
2024-3A, B 144A 5.640%, 8/15/30(2)	840	864
2025-1A, B 144A 5.040%, 2/15/31(2)	1,825	1,852
GM Financial Consumer Automobile Receivables Trust 2023-4, A2A 5.890%, 11/16/26	58	58
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(2)	493	501

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Automobiles—continued
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(2)	$ 2,000	$ 1,991
2022-1A, A 144A 5.210%, 6/15/27(2)	229	229
2023-2A, D 144A 6.300%, 2/15/31(2)	825	844
2023-3A, D 144A 6.920%, 12/16/30(2)	1,000	1,040
2023-4A, C 144A 6.760%, 3/15/29(2)	1,023	1,058
2024-3A, C 144A 4.930%, 3/15/30(2)	1,295	1,300
2025-1A, D 144A 5.520%, 5/17/32(2)	1,225	1,242
Lendbuzz Auto Receivables Trust 5.570%, 11/15/27	1,106	1,105
Lendbuzz Securitization Trust
2024-1A, A2 144A 6.190%, 8/15/29(2)	549	554
2024-2A, A2 144A 5.990%, 5/15/29(2)	857	864
2024-3A, A2 144A 4.970%, 10/15/29(2)	919	920
2025-1A, A2 144A 5.100%, 10/15/30(2)	1,000	1,003
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(2)	472	476
OCCU Auto Receivables Trust 2023-1A, A2 144A 6.230%, 4/15/27(2)	63	63
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(2)	1,210	1,210
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(2)	1,100	1,108
Prestige Auto Receivables Trust
2023-2A, B 144A 6.640%, 12/15/27(2)	1,001	1,007
2024-2A, C 144A 4.730%, 10/15/29(2)	1,080	1,078
SAFCO Auto Receivables Trust
2024-1A, B 144A 6.310%, 11/20/28(2)	995	1,000
2025-1A, A 144A 5.460%, 9/10/29(2)	1,326	1,326
Santander Consumer Auto Receivables Trust 2021-AA, C 144A 1.030%, 11/16/26(2)	50	50
Santander Drive Auto Receivables Trust 2022-5, C 4.740%, 10/16/28	850	850
SBNA Auto Receivables Trust 2024-A, C 144A 5.590%, 1/15/30(2)	722	735
United Auto Credit Securitization Trust 2022-2, D 144A 6.840%, 1/10/28(2)	984	980
Veros Auto Receivables Trust 2025-1, B 144A 5.540%, 7/16/29(2)	1,140	1,150
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(2)	1,069	1,063
2023-1A, C 144A 5.740%, 8/15/28(2)	1,100	1,107
	Par Value	Value

Automobiles—continued
2024-1A, B 144A 5.550%, 11/15/27(2)	$ 1,182	$ 1,188
2024-2A, B 144A 5.620%, 3/15/30(2)	1,000	1,010
		74,548

Collateralized Loan Obligation—0.3%
GoldenTree Loan Management U.S. CLO 9 Ltd. 2021-9A, AR (3 month Term SOFR + 1.500%, Cap N/A, Floor 1.500%) 144A 5.769%, 4/20/37(2)(5)	1,300	1,303
Consumer Loans—2.1%
ACHV ABS Trust
2024-1PL, A 144A 5.900%, 4/25/31(2)	283	285
2025-1PL, B 144A 5.040%, 4/26/32(2)	1,014	1,012
Marlette Funding Trust
2023-2A, B 144A 6.540%, 6/15/33(2)	309	310
2024-1A, B 144A 6.070%, 7/17/34(2)	1,045	1,054
OneMain Financial Issuance Trust
2022-3A, A 144A 5.940%, 5/15/34(2)	626	629
2025-1A, B 144A 5.050%, 7/14/38(2)	1,130	1,137
Oportun Issuance Trust
2021-C, A 144A 2.180%, 10/8/31(2)	1,133	1,107
2025-A, A 144A 5.010%, 2/8/33(2)	1,100	1,099
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(2)	540	543
2024-1A, B 144A 6.290%, 2/18/31(2)	1,205	1,218
2025-1A, A 144A 4.960%, 8/16/32(2)	915	915
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(2)	78	78
		9,387

Credit Card—0.7%
Discover Card Execution Note Trust 2023-A2, A 4.930%, 6/15/28	1,890	1,902
Mission Lane Credit Card Master Trust 2023-B, A 144A 7.690%, 11/15/28(2)	1,085	1,086
		2,988

Equipment—0.4%
Post Road Equipment Finance 2022-1A, B 144A 5.150%, 1/16/29(2)	1,047	1,046
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(2)	818	822
		1,868

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Other—13.0%
Affirm Asset Securitization Trust
2024-B, A 144A 4.620%, 9/15/29(2)	$ 1,080	$ 1,080
2024-X2, A 144A 5.220%, 12/17/29(2)	485	485
2025-X1, A 144A 5.080%, 4/15/30(2)	1,085	1,086
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(2)	585	591
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(2)	178	173
2019-A, C 144A 4.010%, 7/16/40(2)	1,045	1,020
2024-A, B 144A 5.060%, 4/18/50(2)	1,080	1,073
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(2)	1,435	1,490
BHG Securitization Trust
2021-B, B 144A 1.670%, 10/17/34(2)	1,155	1,130
2023-B, A 144A 6.920%, 12/17/36(2)	396	410
Business Jet Securities LLC 2024-2A, A 144A 5.364%, 9/15/39(2)	956	958
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(2)	306	294
Castlelake Aircraft Structured Trust 2025-1A, A 144A 5.783%, 2/15/50(2)	1,300	1,318
CCG Receivables Trust
2023-1, A2 144A 5.820%, 9/16/30(2)	141	142
2024-1, B 144A 5.080%, 3/15/32(2)	1,250	1,269
2025-1, C 144A 4.890%, 10/14/32(2)	1,165	1,178
CoreVest American Finance Trust 2018-1, D 144A 4.920%, 6/15/51(2)	1,010	1,012
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(2)	237	238
2023-2, B 144A 6.410%, 5/15/34(2)	1,000	1,017
2025-1, B 144A 4.980%, 8/15/35(2)	1,170	1,181
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(2)	316	314
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(2)	535	551
Five Guys Holdings, Inc. 2023-1A, A2 144A 7.549%, 1/26/54(2)	1,303	1,347
Foundation Finance Trust
2023-2A, A 144A 6.530%, 6/15/49(2)	570	594
2024-2A, A 144A 4.600%, 3/15/50(2)	782	779
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(2)	904	830
GreenSky Home Improvement Issuer Trust 2024-2, A2 144A 5.250%, 10/27/59(2)	472	473
	Par Value	Value

Other—continued
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(2)	$ 1,872	$ 1,780
Hilton Grand Vacations Trust 2024-2A, A 144A 5.500%, 3/25/38(2)	559	569
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(2)	482	469
HINNT LLC
2024-A, A 144A 5.490%, 3/15/43(2)	1,057	1,075
2025-A, B 144A 5.450%, 3/15/44(2)	1,075	1,082
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(2)	997	989
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(2)	588	570
2021-1WA, B 144A 1.440%, 1/22/41(2)	283	270
2024-1A, A 144A 5.320%, 2/20/43(2)	844	859
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(2)	1,906	1,846
NMEF Funding LLC
2022-A, B 144A 3.350%, 10/16/28(2)	108	108
2023-A, B 144A 6.830%, 6/17/30(2)	1,000	1,025
2024-A, A2 144A 5.150%, 12/15/31(2)	796	800
2025-A, B 144A 5.180%, 7/15/32(2)	1,160	1,167
Octane Receivables Trust
2023-1A, C 144A 6.370%, 9/20/29(2)	1,450	1,474
2023-3A, B 144A 6.480%, 7/20/29(2)	1,179	1,199
2024-1A, B 144A 5.660%, 5/20/30(2)	1,045	1,059
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(2)	1,182	1,199
PEAC Solutions Receivables LLC
2024-1A, B 144A 5.790%, 11/20/30(2)	1,050	1,074
2025-1A, C 144A 5.490%, 7/20/32(2)	800	807
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(2)	1,042	1,057
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(2)	559	574
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(2)	1,290	1,299
RCKT Mortgage Trust
2023-CES3, A1A 144A 7.113%, 11/25/43(2)(5)	1,469	1,492
2024-CES3, A1A 144A 6.591%, 5/25/44(2)(5)	825	836
2025-CES5, A1A 144A 5.687%, 5/25/55(2)(5)	1,138	1,148
Regional Management Issuance Trust 2024-2, A 144A 5.110%, 12/15/33(2)	1,065	1,071

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Other—continued
Sierra Timeshare Receivables Funding LLC
2023-2A, B 144A 6.280%, 4/20/40(2)	$ 337	$ 346
2024-2A, A 144A 5.140%, 6/20/41(2)	519	523
SoFi Consumer Loan Program Trust 2025-1, A 144A 4.800%, 2/27/34(2)	909	911
STAR Trust 2025-SFR5, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.762%, 2/17/42(2)(5)	660	661
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(2)	1,045	1,070
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(2)	1,355	1,365
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(2)	1,078	1,078
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(2)	627	642
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(2)(5)	313	314
Upgrade Receivables Trust 2024-1A, B 144A 5.770%, 2/18/31(2)	880	883
Upstart Securitization Trust 2025-2, A2 144A 5.220%, 6/20/35(2)(6)	1,130	1,132
Westgate Resorts LLC 2022-1A, B 144A 2.288%, 8/20/36(2)	288	287
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	1,275	1,179
		59,322

Student Loan—0.0%
Commonbond Student Loan Trust 2017-AGS, A1 144A 2.550%, 5/25/41(2)	56	54
Total Asset-Backed Securities (Identified Cost $148,936)		149,470

Corporate Bonds and Notes—25.7%
Communication Services—0.8%
CCO Holdings LLC 144A 6.375%, 9/1/29(2)	616	628
DIRECTV Financing LLC 144A 5.875%, 8/15/27(2)	505	503
Nexstar Media, Inc. 144A 5.625%, 7/15/27(2)	940	938
Sprint Capital Corp. 6.875%, 11/15/28	665	714
T-Mobile USA, Inc. 3.875%, 4/15/30	485	471
Univision Communications, Inc. 144A 6.625%, 6/1/27(2)	315	314
		3,568

Consumer Discretionary—1.4%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	800	808
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(2)	1,100	1,096
	Par Value	Value

Consumer Discretionary—continued
Clarios Global LP 144A 6.750%, 2/15/30(2)	$ 25	$ 26
DR Horton, Inc. 4.850%, 10/15/30	940	948
Ford Motor Credit Co. LLC
7.350%, 11/4/27	525	545
6.054%, 11/5/31	90	90
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	1,155	1,113
Newell Brands, Inc. 6.375%, 9/15/27	515	522
Sodexo, Inc. 144A 5.150%, 8/15/30(2)	465	472
Tractor Supply Co. 1.750%, 11/1/30	1,100	954
		6,574

Consumer Staples—0.9%
Coty, Inc. 144A 6.625%, 7/15/30(2)	615	629
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(2)	720	654
Mars, Inc. 144A 4.800%, 3/1/30(2)	640	648
Philip Morris International, Inc. 4.625%, 11/1/29	1,045	1,055
Post Holdings, Inc.
144A 6.250%, 2/15/32(2)	345	355
144A 6.375%, 3/1/33(2)	365	368
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(2)	500	503
		4,212

Energy—2.5%
Adnoc Murban Rsc Ltd. 144A 4.250%, 9/11/29(2)	90	89
BP Capital Markets plc 4.875% (7)	1,115	1,103
Buckeye Partners LP 144A 6.750%, 2/1/30(2)	290	301
Civitas Resources, Inc. 144A 8.375%, 7/1/28(2)	325	333
Enbridge, Inc. 7.375%, 1/15/83	785	808
Energy Transfer LP
8.000%, 5/15/54	115	122
Series G 7.125%(7)	325	331
EQT Corp. 144A 7.500%, 6/1/27(2)	5	5
HF Sinclair Corp. 5.750%, 1/15/31	895	917
Korea National Oil Corp. 144A 4.875%, 4/3/28(2)	200	203
Nabors Industries, Inc. 144A 7.375%, 5/15/27(2)	860	849
NGPL PipeCo LLC 144A 4.875%, 8/15/27(2)	954	949
Occidental Petroleum Corp. 5.200%, 8/1/29	1,055	1,058

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Energy—continued
Petroleos Mexicanos
6.500%, 3/13/27	$ 1,031	$ 1,024
7.690%, 1/23/50	178	140
Sabine Pass Liquefaction LLC 4.500%, 5/15/30	955	953
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.625%, 3/1/55(2)	830	862
Var Energi ASA 144A 5.875%, 5/22/30(2)	455	466
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(2)	960	889
		11,402

Financials—11.7%
AerCap Ireland Capital DAC
6.450%, 4/15/27	243	251
6.950%, 3/10/55	411	427
6.500%, 1/31/56	475	476
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.526%, 8/15/53(5)	755	755
Ally Financial, Inc. 5.543%, 1/17/31	830	842
American Express Co.
5.085%, 1/30/31	360	368
(SOFR + 0.750%) 5.102%, 4/23/27(1)(5)	415	417
(SOFR + 0.930%) 5.285%, 7/26/28(5)	86	86
Avolon Holdings Funding Ltd.
144A 2.528%, 11/18/27(2)	155	147
144A 5.750%, 11/15/29(2)	775	793
144A 5.375%, 5/30/30(2)	235	239
Bank of America Corp.
1.734%, 7/22/27	1,175	1,142
2.551%, 2/4/28	719	699
Bank of New York Mellon Corp. (The) Series G 4.700% (7)	1,144	1,141
Barclays plc
7.325%, 11/2/26	370	373
7.385%, 11/2/28	360	382
Blackstone Private Credit Fund 5.950%, 7/16/29	740	754
Block, Inc. 6.500%, 5/15/32	730	753
Blue Owl Finance LLC 3.125%, 6/10/31	1,080	959
BPCE S.A. 144A 5.975%, 1/18/27(2)	610	614
Capital Power U.S. Holdings, Inc. 144A 5.257%, 6/1/28(2)	290	294
Charles Schwab Corp. (The) Series H 4.000% (7)	830	770
Citadel Securities Global Holdings LLC 144A 5.500%, 6/18/30(2)	130	132
Citigroup, Inc.
(3 month Term SOFR + 1.512%) 5.809%, 7/1/26(5)	1,080	1,080
(SOFR + 1.280%) 5.658%, 2/24/28(5)	962	969
	Par Value	Value

Financials—continued
Series X 3.875%(7)	$ 1,110	$ 1,095
Citizens Financial Group, Inc. 5.841%, 1/23/30	427	442
Corebridge Financial, Inc. 6.875%, 12/15/52	939	969
Deutsche Bank AG
2.311%, 11/16/27	165	160
6.819%, 11/20/29	150	160
4.999%, 9/11/30	665	670
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)	1,430	1,410
F&G Annuities & Life, Inc. 6.500%, 6/4/29	835	861
Fifth Third Bancorp
4.055%, 4/25/28	255	253
4.895%, 9/6/30	638	645
Flutter Treasury DAC 144A 5.875%, 6/4/31(2)	30	30
Foundry JV Holdco LLC 144A 5.900%, 1/25/30(2)	415	434
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(2)	195	203
Goldman Sachs Group, Inc. (The) (3 month Term SOFR + 2.012%) 6.294%, 10/28/27(5)	1,750	1,779
HA Sustainable Infrastructure Capital, Inc. 6.150%, 1/15/31	200	203
HAT Holdings I LLC 144A 8.000%, 6/15/27(2)	295	307
Huntington Bancshares, Inc.
6.208%, 8/21/29	370	388
5.272%, 1/15/31	505	517
Imperial Brands Finance plc 144A 5.500%, 2/1/30(2)	830	856
JH North America Holdings, Inc. 144A 5.875%, 1/31/31(2)	915	923
JPMorgan Chase & Co.
1.578%, 4/22/27	520	508
2.956%, 5/13/31	775	717
(SOFR + 1.180%) 5.558%, 2/24/28(1)(5)	1,500	1,513
KeyCorp 5.121%, 4/4/31	905	916
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(2)	1,110	1,094
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	1,385	1,349
MetLife, Inc. Series G 3.850% (7)	635	632
Morgan Stanley
2.475%, 1/21/28	1,016	986
5.123%, 2/1/29	1,185	1,206
MSCI, Inc. 144A 3.625%, 9/1/30(2)	992	930
NextEra Energy Capital Holdings, Inc. 6.375%, 8/15/55	1,150	1,174
Northern Trust Corp. 3.375%, 5/8/32	695	675
OneMain Finance Corp.
6.625%, 1/15/28	185	191
6.750%, 3/15/32	340	346

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
PNC Financial Services Group, Inc. (The) 5.222%, 1/29/31	$ 1,105	$ 1,134
QXO Building Products, Inc. 144A 6.750%, 4/30/32(2)	15	15
RGA Global Funding
144A 5.448%, 5/24/29(2)	422	435
144A 5.250%, 1/9/30(2)	660	677
Rio Tinto Finance USA plc 5.000%, 3/14/32	490	499
Rocket Cos., Inc. 144A 6.125%, 8/1/30(2)	160	163
Societe Generale S.A. 144A 5.634%, 1/19/30(2)	560	573
South Bow USA Infrastructure Holdings LLC 144A 5.026%, 10/1/29(2)	780	783
State Street Corp.
5.684%, 11/21/29	435	455
Series I 6.700%(7)	390	407
Stellantis Finance U.S., Inc. 144A 5.750%, 3/18/30(2)	710	716
Synchrony Financial 3.700%, 8/4/26	304	301
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	1,020	990
Toronto-Dominion Bank (The) 8.125%, 10/31/82	870	909
Truist Bank 4.632%, 9/17/29	720	711
Truist Financial Corp. 7.161%, 10/30/29	610	660
U.S. Bancorp
5.046%, 2/12/31	675	687
4.967%, 7/22/33	490	484
UBS AG 5.650%, 9/11/28	600	625
UBS Group AG 144A 9.250% (2)(7)	395	431
Wells Fargo & Co.
6.850%(7)	425	447
3.526%, 3/24/28	700	690
6.303%, 10/23/29	730	772
Wrangler Holdco Corp. 144A 6.625%, 4/1/32(2)	275	286
		53,255

Health Care—1.8%
Community Health Systems, Inc. 144A 5.250%, 5/15/30(2)	905	803
CVS Health Corp. 7.000%, 3/10/55	555	572
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,060	968
HCA, Inc. 5.450%, 4/1/31	1,035	1,067
IQVIA, Inc.
5.700%, 5/15/28	750	769
6.250%, 2/1/29	435	455
144A 6.250%, 6/1/32(2)	140	144
Royalty Pharma plc 5.150%, 9/2/29	1,030	1,051
	Par Value	Value

Health Care—continued
Smith & Nephew plc 2.032%, 10/14/30	$ 1,265	$ 1,108
Universal Health Services, Inc. 1.650%, 9/1/26	1,205	1,163
Viatris, Inc. 144A 2.300%, 6/22/27(2)	—(4)	—(4)
		8,100

Industrials—2.0%
Air Canada 144A 3.875%, 8/15/26(2)	895	886
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	1,078	1,078
Aviation Capital Group LLC
144A 5.375%, 7/15/29(2)	605	616
144A 6.375%, 7/15/30(2)	205	217
Boeing Co. (The)
6.259%, 5/1/27	320	329
6.388%, 5/1/31	330	355
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	831	749
Builders FirstSource, Inc. 144A 4.250%, 2/1/32(2)	360	334
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	1,083	979
Herc Holdings, Inc. 144A 7.000%, 6/15/30(2)	105	110
Hexcel Corp. 4.200%, 2/15/27	1,203	1,192
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	473	440
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(2)	95	98
Regal Rexnord Corp.
6.050%, 2/15/26	256	257
6.050%, 4/15/28	391	403
6.300%, 2/15/30	450	471
TransDigm, Inc. 144A 6.750%, 8/15/28(2)	400	408
		8,922

Information Technology—0.9%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)(2)	1,081	1,038
Broadcom, Inc. 4.350%, 2/15/30	855	852
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(2)	240	249
Kyndryl Holdings, Inc. 2.700%, 10/15/28	692	654
Oracle Corp. 6.250%, 11/9/32	450	487
Vontier Corp. 2.400%, 4/1/28	825	775
		4,055

Materials—1.4%
Bayport Polymers LLC 144A 4.743%, 4/14/27(2)	1,185	1,186

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Materials—continued
Berry Global, Inc. 5.800%, 6/15/31	$ 915	$ 961
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(2)	615	623
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(2)	560	568
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(2)	1,038	1,010
Smurfit Kappa Treasury ULC 5.200%, 1/15/30	789	804
Sonoco Products Co. 4.600%, 9/1/29	1,145	1,142
		6,294

Real Estate—0.4%
EPR Properties 4.950%, 4/15/28	735	734
Office Properties Income Trust 144A 9.000%, 9/30/29(2)	268	193
VICI Properties LP
144A 4.500%, 1/15/28(2)	265	264
144A 4.625%, 12/1/29(2)	720	707
		1,898

Utilities—1.9%
AES Corp. (The) 7.600%, 1/15/55	395	407
Algonquin Power & Utilities Corp. 5.365%, 6/15/26(8)	425	427
American Electric Power Co., Inc. 5.699%, 8/15/25	964	965
Electricite de France S.A. 144A 5.700%, 5/23/28(2)	690	711
Entergy Corp. 7.125%, 12/1/54	835	864
Lightning Power LLC 144A 7.250%, 8/15/32(2)	30	31
National Grid plc 5.602%, 6/12/28	617	639
NiSource, Inc. 6.950%, 11/30/54	510	531
Puget Energy, Inc. 2.379%, 6/15/28	823	777
Southern California Edison Co. 5.450%, 6/1/31	670	682
Southern Co. (The) Series 21-A 3.750%, 9/15/51	1,640	1,617
Venture Global Plaquemines LNG LLC
144A 7.500%, 5/1/33(2)	35	37
144A 6.500%, 1/15/34(2)	85	85
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(2)	705	737
		8,510

Total Corporate Bonds and Notes (Identified Cost $115,453)		116,790

	Par Value	Value

Leveraged Loans—4.3%
Aerospace—0.3%
American Airlines, Inc. (3 month Term SOFR + 2.250%) 6.522%, 4/20/28(5)	$ 325	$ 322
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.000%) 6.327%, 10/31/31(5)	479	479
Tranche B-2 (1 month Term SOFR + 2.000%) 6.327%, 10/31/31(5)	182	182
TransDigm, Inc. Tranche J (3 month Term SOFR + 2.500%) 6.796%, 2/28/31(5)	352	353
		1,336

Chemicals—0.0%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.577%, 2/18/30(5)	239	229
Consumer Durables—0.0%
Skechers U.S.A., Inc. 2025, Tranche B, First Lien 0.000%, 6/25/32(5)(9)	125	126
Consumer Non-Durables—0.0%
Energizer Holdings, Inc. 2025, Tranche B (1 month Term SOFR + 2.000%) 6.321%, 3/13/32(5)	200	200
Energy—0.5%
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.256%, 10/15/31(5)	394	395
Freeport LNG Investments LLP 2025, Tranche B (1 month Term SOFR + 3.250%) 7.522%, 12/21/28(5)	374	373
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 6.277%, 10/4/30(5)	456	456
Hilcorp Energy I LP Tranche B (1 month Term SOFR + 2.000%) 6.314%, 2/5/30(5)	160	160
Hunterstown Generation LLC (3 month Term SOFR + 3.500% - 3 month PRIME + 2.500%) 7.796% - 10.000%, 11/6/31(5)	401	400
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 6.572%, 10/5/28(5)	478	478
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(6)(10)(11)	1	—
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.250%) 6.562%, 3/3/31(5)	213	214
		2,476

Financials—0.2%
Citadel Securities LP 2024 (1 month Term SOFR + 2.000%) 6.327%, 10/31/31(5)	383	384

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
HUB International Ltd. 2025 (3 month Term SOFR + 2.497%) 6.769%, 6/20/30(5)	$ 386	$ 387
		771

Food / Tobacco—0.2%
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.000%) 6.237%, 9/17/31(5)	419	414
JBT Marel Corp. (1 month Term SOFR + 2.100%) 6.427%, 1/2/32(5)	314	315
Red SPV LLC (1 month Term SOFR + 2.250%) 6.562%, 3/15/32(5)	360	359
		1,088

Forest Prod / Containers—0.1%
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 7.691%, 3/3/28(5)	282	282
Gaming / Leisure—0.5%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 6.577%, 2/6/30(5)	213	212
Flutter Entertainment plc 2024, Tranche B (3 month Term SOFR + 1.750%) 6.046%, 11/30/30(5)	466	465
Life Time, Inc. 2024 (3 month Term SOFR + 2.500%) 6.535%, 11/5/31(5)	423	424
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 7.191%, 3/13/28(5)	599	588
UFC Holdings LLC Tranche B-4 (3 month Term SOFR + 2.250%) 6.571%, 11/21/31(5)	412	413
		2,102

Health Care—0.3%
Medline Borrower LP (1 month Term SOFR + 2.250%) 6.577%, 10/23/28(5)	350	350
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.827%, 2/21/31(5)	420	421
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 6.327%, 12/3/31(5)	378	379
		1,150

Housing—0.1%
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 6.577%, 12/17/31(5)	239	239
Quikrete Holdings, Inc. 2029, Tranche B (1 month Term SOFR + 2.250%) 6.577%, 3/19/29(5)	365	365
		604

	Par Value	Value

Information Technology—0.2%
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.327%, 1/31/31(5)	$ 419	$ 418
UKG, Inc. Tranche B (1 month Term SOFR + 3.000%) 7.311%, 2/10/31(5)	301	302
		720

Manufacturing—0.4%
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.827%, 11/3/31(5)	493	494
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 6.077%, 6/4/31(5)	432	432
MV Holding GmbH Tranche B (1 month Term SOFR + 2.250%) 6.577%, 3/17/32(5)	320	321
Terex Corp. (1 month Term SOFR + 2.000%) 6.327%, 10/8/31(5)	394	396
		1,643

Media / Telecom - Broadcasting—0.1%
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.941%, 1/31/29(5)	450	441
Media / Telecom - Cable/Wireless Video—0.3%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 6.548%, 12/15/31(5)	432	433
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.577%, 9/18/30(5)	419	417
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.791%, 8/2/29(5)	250	247
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 6.926%, 1/31/28(5)	450	444
		1,541

Media / Telecom - Diversified Media—0.1%
Formula One Management Ltd.
0.000%, 9/30/31(5)(9)	147	147
Tranche B-1 (3 month Term SOFR + 2.000%) 6.296%, 9/19/31(5)	293	293
		440

Retail—0.0%
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 6.577%, 6/11/31(5)	246	241
Service—0.4%
Amentum Holdings LLC (1 month Term SOFR + 2.250%) 6.577%, 9/29/31(5)	387	386

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
	Par Value	Value

Service—continued
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.796%, 11/24/28(5)	$ 432	$ 426
Prime Security Services Borrower LLC Tranche B-1 (1 month Term SOFR + 2.000%) 6.320%, 10/13/30(5)	436	436
TransUnion Intermediate Holdings, Inc. Tranche B-9 (1 month Term SOFR + 1.750%) 6.077%, 6/24/31(5)	408	408
		1,656

Transportation - Automotive—0.2%
Belron Finance U.S. LLC 2031 (3 month Term SOFR + 2.750%) 7.049%, 10/16/31(5)	471	473
Clarios Global LP (1 month Term SOFR + 2.750%) 7.077%, 1/28/32(5)	320	320
		793

Utilities—0.4%
Astoria Energy LLC Tranche B 0.000%, 6/16/32(5)(9)	265	265
Calpine Corp. Tranche B-10 (1 month Term SOFR + 1.750%) 6.077%, 1/31/31(5)	460	460
Cornerstone Generation LLC Tranche B 0.000%, 10/28/31(5)(9)	665	668
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.574%, 1/27/31(5)	429	429
		1,822

Total Leveraged Loans (Identified Cost $19,673)		19,661

	Shares
Affiliated Exchange-Traded Funds—1.0%
Financials—1.0%
Virtus Newfleet ABS/MBS ETF(12)(13)	93,000	2,283
Virtus Newfleet Short Duration High Yield Bond ETF(12)(13)	103,000	2,250
		4,533

Total Affiliated Exchange-Traded Funds (Identified Cost $4,521)		4,533

Total Long-Term Investments—97.0% (Identified Cost $440,218)		440,881

	Shares	Value

Securities Lending Collateral—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.209%)(13)(14)	2,640,648	$ 2,641
Total Securities Lending Collateral (Identified Cost $2,641)		2,641

TOTAL INVESTMENTS—97.6% (Identified Cost $442,859)		$443,522
Other assets and liabilities, net—2.4%		10,908
NET ASSETS—100.0%		$454,430

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, these securities amounted to a value of $275,515 or 60.6% of net assets.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Amount is less than $500 (not in thousands).
(5)	Variable rate security. Rate disclosed is as of June 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	No contractual maturity date.
(8)	Represents step coupon bond. Rate shown reflects the rate in effect as of June 30, 2025.
(9)	This loan will settle after June 30, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(10)	Security in default; no interest payments are being received.
(11)	At June 30, 2025, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology. See the Notes to Financial Statements regarding the risk disclosure.

See Notes to Schedule of Investments

VIRTUS Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025
($ reported in thousands)
(12)	Affiliated investment.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	94%
United Kingdom	2
Canada	1
Cayman Islands	1
Ireland	1
France	1
Total	100%
† % of total investments as of June 30, 2025.
The following table summarizes the value of the Fund’s investments as of June 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$26,873	$—	$26,873	$—
Foreign Government Securities	3,440	—	3,440	—
Mortgage-Backed Securities	120,114	—	120,114	—
Asset-Backed Securities	149,470	—	148,338	1,132
Corporate Bonds and Notes	116,790	—	116,790	—
Leveraged Loans	19,661	—	19,661	—(1)
Affiliated Exchange-Traded Funds	4,533	4,533	—	—
Securities Lending Collateral	2,641	2,641	—	—
Total Investments	$443,522	$7,174	$435,216	$1,132

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2025.
See Notes to Schedule of Investments

VIRTUS NEWFLEET LOW DURATION CORE PLUS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.